ALTI Private Equity Access Fund

175 Varick Street

New York, NY 10014

VIA EDGAR

December 17, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: ALTI Private Equity Access Fund (the “Fund”)

Ladies and Gentlemen:

Filed herewith, on behalf of Fund, and in connection with the registration of the Fund under the Investment Company Act of 1940 (the “1940 Act”) and the proposed registration of 100,000 shares of beneficial interest of the Fund under the Securities Act of 1933, please find an initial registration statement on Form N-2 (the “Registration Statement”). We are also filing contemporaneously with the registration statement a Notification of Registration Filed Pursuant to Section 8(a) of the 1940 Act for the Fund.

Please direct any comments or questions to the undersigned at (212) 506-2275

Sincerely,

/s/ Anna T. Pinedo, Esq.

Anna T. Pinedo, Esq.

Attachment

cc: Benjamin V. Mollozzi